Related parties (Details 1) - INR (₨) ₨ in Millions	Mar. 31, 2026	Mar. 31, 2025
Kunshan Rotam Reddy Pharmaceuticals Company Limited [member]
Due from/to related parties [Line Items]
Amounts receivable, related party transactions	₨ 45	₨ 41
Kunshan Rotam Reddy Medicine Company Limited [Member]
Due from/to related parties [Line Items]
Amounts receivable, related party transactions	62	0
DRES energy private limited [Member]
Due from/to related parties [Line Items]
Amounts receivable, related party transactions	0	1
Amounts payable, related party transactions	16	3
Key management personnel (towards rent deposits) [member]
Due from/to related parties [Line Items]
Amounts receivable, related party transactions	8	8
Zenfold Sustainable Technology Private Limited [Member]
Due from/to related parties [Line Items]
Amounts payable, related party transactions	12	22
Indus Projects Private Limited [Member]
Due from/to related parties [Line Items]
Amounts payable, related party transactions	19	20
Green Park Hospitality Services Private Limited [Member]
Due from/to related parties [Line Items]
Amounts payable, related party transactions	0	17
Green Park Hotels and Resorts Limited [Member]
Due from/to related parties [Line Items]
Amounts payable, related party transactions	0	0	[1]
Stamlo Industries Limited [Member]
Due from/to related parties [Line Items]
Amounts payable, related party transactions	₨ 0	₨ 0	[1]

[1]	Rounded to the nearest million.